Trade and other receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable, gross	$ 29,475	$ 39,157
Allowance for doubtful accounts	(5,292)	(1,667)
Trade accounts receivable, net	24,183	37,490
Other receivables	4,654	7,806
Contract assets	3,146	13,269
Trade and other receivables	$ 31,983	$ 58,565